Reinsurance - Reinsurance Recoverable by Reinsurer (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 423.6	$ 418.2
John Hancock
Ceded Credit Risk [Line Items]
Reinsurance recoverables	394.0	385.3
Sun Life
Ceded Credit Risk [Line Items]
Reinsurance recoverables	23.3	26.3
Talcott Resolution
Ceded Credit Risk [Line Items]
Reinsurance recoverables	5.3	5.6
Other reinsurers
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 1.0	$ 1.0